Related Party Collaboration Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Collaboration Agreement
Related Party Collaboration Agreement
In February 2013, the Company entered into an Exclusive Channel Collaboration Agreement (“ECC”) with Intrexon Corporation (“Intrexon”) pursuant to which the Company will use Intrexon’s UltraVector and other technology platforms to develop and commercialize additional bioengineered traits in finfish for human consumption.
Total Intrexon service costs incurred under the terms of this agreement for the nine months ended September 30, 2019 and 2018, amounted to $18,550 and $190,195, respectively, and are included as a component of research and development expense in our Consolidated Statements of Operations and Comprehensive Loss. For the three months ended September 30, 2019 and 2018, service costs incurred amounted to $2,816 and $54,154, respectively. Included in accounts payable and accrued liabilities at September 30, 2019, and December 31, 2018, are amounts due to Intrexon under the ECC totaling $1,000 and $800, respectively.

Related Party Collaboration Agreement
In February 2013, the Company entered into the ECC with Intrexon, its majority shareholder, pursuant to which the Company will use Intrexon’s UltraVector and other technology platforms to develop and commercialize additional bioengineered traits in finfish for human consumption. The ECC, which can be terminated by the Company upon 90 days’ written notice, grants the Company a worldwide license to use specified patents and other intellectual property of Intrexon in connection with the research, development, use, importing, manufacture, sale, and offer for sale of products involving DNA administered to finfish for human consumption. Such license is exclusive with respect to any clinical development, selling, offering for sale, or other commercialization of developed products, and otherwise is non-exclusive.
Under the ECC and subject to certain exceptions, the Company is responsible for, among other things, the performance of the program, including development, commercialization, and certain aspects of manufacturing developed products. Among other things, Intrexon is responsible for the costs of establishing manufacturing capabilities and facilities for the bulk manufacture of certain products developed under the program; certain other aspects of manufacturing; costs of discovery-stage research with respect to platform improvements; and costs of filing, prosecution, and maintenance of Intrexon’s patents.
The Company will pay Intrexon quarterly 16.66% of the gross profits calculated under the terms of the agreement for each developed product. The Company has likewise agreed to pay Intrexon 50% of quarterly revenue obtained from a sublicensor in the event of a sublicensing arrangement. In addition, the Company will reimburse Intrexon for the costs of certain services provided by Intrexon. No royalties were paid to Intrexon in 2018, and the Company does not expect to pay royalties in 2018.
Total Intrexon service costs incurred under the terms of this agreement amounted to $217,833 in 2018 (2017: $562,039; 2016: $912,182), of which $800 is included in accounts payable and accrued liabilities at December 31, 2018 (2017: $135,301), and is included as a component of research and development expense in the Consolidated Statements of Operations and Comprehensive Loss.